T. ROWE PRICE Equity Income Portfolio
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.8%
COMMUNICATION
SERVICES  3.3%
Diversified Telecommunication
Services  0.4%
AT&T  40,612 1,148
Verizon Communications  51,802 2,350
3,498
Entertainment  1.0%
Walt Disney  77,804 7,679
7,679
Media  1.9%
Comcast, Class A  128,750 4,751
News, Class A  367,895 10,014
14,765
Total Communication Services 25,942
CONSUMER
DISCRETIONARY  2.1%
Broadline Retail  0.1%
Kohl's  71,193 582
582
Hotels, Restaurants &
Leisure  0.9%
Las Vegas Sands  187,769 7,254
7,254
Leisure Products  0.5%
Mattel (1) 186,920 3,632
3,632
Specialty Retail  0.6%
Home Depot  5,571 2,042
TJX  23,243 2,831
4,873
Total Consumer Discretionary 16,341
CONSUMER STAPLES  9.2%
Beverages  0.1%
Keurig Dr Pepper  24,300 832
832
Consumer Staples Distribution &
Retail  1.4%
Dollar General  29,600 2,603
Walmart  92,813 8,148
10,751
Food Products  1.4%
Conagra Brands  169,501 4,521
Tyson Foods, Class A  103,126 6,580
11,101
Household Products  2.7%
Colgate-Palmolive  75,714 7,094
Shares $ Value
(Cost and value in $000s)
‡
Kimberly-Clark  99,402 14,137
21,231
Personal Care Products  1.8%
Kenvue  594,962 14,267
14,267
Tobacco  1.8%
Philip Morris International  87,977 13,965
13,965
Total Consumer Staples 72,147
ENERGY  10.0%
Energy Equipment &
Services  0.8%
Baker Hughes  20,300 892
Schlumberger  129,303 5,405
6,297
Oil, Gas & Consumable
Fuels  9.2%
Chevron  2,416 404
ConocoPhillips  92,156 9,678
Enbridge  31,700 1,405
EOG Resources  25,354 3,251
EQT  109,895 5,872
Expand Energy  28,213 3,141
Exxon Mobil  112,323 13,359
Hess  15,300 2,444
Phillips 66  14,400 1,778
South Bow (CAD)  124,200 3,173
South Bow  16,304 416
Suncor Energy  89,200 3,454
TC Energy  78,439 3,703
TotalEnergies (EUR)  193,216 12,449
TotalEnergies, ADR  31,412 2,032
Williams  90,900 5,432
71,991
Total Energy 78,288
FINANCIALS  22.8%
Banks  9.1%
Bank of America  188,873 7,882
Citigroup  167,162 11,867
Fifth Third Bancorp  174,006 6,821
Huntington Bancshares  602,811 9,048
JPMorgan Chase  52,289 12,827
U.S. Bancorp  141,763 5,985
Wells Fargo  235,494 16,906
71,336
Capital Markets  2.2%
Charles Schwab  180,989 14,168
Morgan Stanley  13,223 1,543
State Street  18,609 1,666
17,377
Financial Services  3.1%
Apollo Global Management  17,421 2,386

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Equitable Holdings  242,131 12,613
Fiserv (1) 42,628 9,413
24,412
Insurance  8.4%
American International Group  150,425 13,078
Chubb  49,774 15,031
Hartford Insurance Group  93,955 11,625
Loews  95,827 8,808
MetLife  214,309 17,207
65,749
Total Financials 178,874
HEALTH CARE  16.0%
Biotechnology  0.5%
AbbVie  9,593 2,010
Biogen (1) 15,106 2,067
4,077
Health Care Equipment &
Supplies  4.5%
Becton Dickinson & Company  58,450 13,389
GE HealthCare Technologies  14,936 1,205
Medtronic  90,171 8,103
Zimmer Biomet Holdings  112,700 12,755
35,452
Health Care Providers &
Services  6.2%
Cardinal Health  11,000 1,515
Centene (1) 18,780 1,140
Cigna Group  25,919 8,527
CVS Health  148,544 10,064
Elevance Health  37,673 16,386
Humana  4,100 1,085
UnitedHealth Group  19,600 10,266
48,983
Life Sciences Tools &
Services  0.5%
Thermo Fisher Scientific  8,360 4,160
4,160
Pharmaceuticals  4.3%
AstraZeneca, ADR  65,900 4,844
Bristol-Myers Squibb  59,800 3,647
Johnson & Johnson  34,627 5,742
Merck  19,905 1,787
Pfizer  138,625 3,513
Sanofi (EUR)  44,804 4,961
Sanofi, ADR  68,900 3,821
Viatris  592,173 5,158
33,473
Total Health Care 126,145
INDUSTRIALS & BUSINESS
SERVICES  13.1%
Aerospace & Defense  4.5%
Boeing (1) 51,292 8,748
Shares $ Value
(Cost and value in $000s)
‡
General Electric  68,049 13,620
L3Harris Technologies  62,479 13,077
35,445
Air Freight & Logistics  0.9%
United Parcel Service, Class B  60,946 6,703
6,703
Electrical Equipment  0.8%
GE Vernova  8,902 2,717
Rockwell Automation  14,300 3,695
6,412
Ground Transportation  1.3%
CSX  197,201 5,804
Norfolk Southern  19,200 4,547
10,351
Industrial Conglomerates  1.6%
3M  19,200 2,819
Siemens (EUR)  43,299 10,000
12,819
Machinery  2.6%
AGCO  29,810 2,759
Cummins  14,700 4,608
Fortive  48,291 3,534
Stanley Black & Decker  126,709 9,741
20,642
Passenger Airlines  1.1%
Southwest Airlines  249,749 8,387
8,387
Trading Companies &
Distributors  0.3%
Ferguson Enterprises  16,775 2,688
2,688
Total Industrials & Business Services 103,447
INFORMATION
TECHNOLOGY  8.3%
Communications Equipment  0.2%
Cisco Systems  25,928 1,600
1,600
Electronic Equipment,
Instruments & Components  0.8%
TE Connectivity  45,420 6,419
6,419
IT Services  0.9%
Accenture, Class A  21,619 6,746
6,746
Semiconductors & Semiconductor
Equipment  3.9%
Advanced Micro Devices (1) 22,500 2,312
Applied Materials  29,129 4,227
Intel  118,100 2,682
QUALCOMM  92,623 14,228

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Texas Instruments  38,498 6,918
30,367
Software  1.8%
Adobe (1) 8,500 3,260
Microsoft  24,720 9,280
Salesforce  5,200 1,395
13,935
Technology Hardware, Storage &
Peripherals  0.7%
Samsung Electronics (KRW)  140,849 5,584
5,584
Total Information Technology 64,651
MATERIALS  3.0%
Chemicals  1.3%
CF Industries Holdings  127,799 9,987
9,987
Containers & Packaging  1.4%
International Paper  213,832 11,408
11,408
Paper & Forest Products  0.3%
West Fraser Timber  33,631 2,588
2,588
Total Materials 23,983
REAL ESTATE  4.1%
Industrial Real Estate Investment
Trusts  0.5%
Rexford Industrial Realty, REIT  105,198 4,118
4,118
Office Real Estate Investment
Trusts  0.1%
Vornado Realty Trust, REIT  11,600 429
429
Residential Real Estate
Investment Trusts  1.5%
Equity Residential, REIT  167,499 11,990
11,990
Specialized Real Estate
Investment Trusts  2.0%
Rayonier, REIT  166,369 4,638
Weyerhaeuser, REIT  386,810 11,326
15,964
Total Real Estate 32,501
UTILITIES  5.9%
Electric Utilities  2.8%
NextEra Energy  80,102 5,678
PG&E  33,100 569
Southern  174,312 16,028
22,275
Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.1%
Atmos Energy  2,900 448
448
Multi-Utilities  3.0%
Ameren  99,009 9,940
Dominion Energy  120,584 6,761
NiSource  16,136 647
Sempra  86,346 6,162
23,510
Total Utilities 46,233
Total Common Stocks (Cost
$526,173) 768,552
CONVERTIBLE PREFERRED STOCKS  0.6%
INDUSTRIALS & BUSINESS
SERVICES  0.4%
Aerospace & Defense  0.4%
Boeing, 6.00%, 10/15/27  51,994 3,111
Total Industrials & Business Services 3,111
UTILITIES  0.2%
Electric Utilities  0.2%
NextEra Energy, 6.926%, 9/1/25  29,299 1,190
Total Utilities 1,190
Total Convertible Preferred Stocks
(Cost $4,028) 4,301
PREFERRED STOCKS  0.5%
CONSUMER
DISCRETIONARY  0.5%
Automobiles  0.5%
Dr. Ing. h.c. F. Porsche (EUR)  18,008 902
Volkswagen (EUR)  32,513 3,317
Total Consumer Discretionary 4,219
Total Preferred Stocks (Cost
$6,067) 4,219
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Government Reserve
Fund, 4.39% (2)(3) 7,783,505 7,784
Total Short-Term Investments
(Cost $7,784) 7,784
Total Investments in
Securities  99.9%
(Cost $544,052) $ 784,856
Other Assets Less Liabilities 0.1% 720
Net Assets 100.0% $ 785,576

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ —# $ — $ 81+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 8,960  ¤  ¤ $ 7,784^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $81 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,784.

T. Rowe Price Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price Equity Income Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 732,385 $ 36,167 $ — $ 768,552
Convertible Preferred Stocks 4,301 — — 4,301
Preferred Stocks — 4,219 — 4,219
Short-Term Investments 7,784 — — 7,784
Total $ 744,470 $ 40,386 $ — $ 784,856

T. Rowe Price Equity Income Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E300-054Q1 03/25